Document and Entity Information	Nov. 12, 2019
Cover [Abstract]
Security Exchange Name	NASDAQ
Entity Address, State or Province	FL
Amendment Flag	true
Entity Central Index Key	0000790703
Document Type	8-K/A
Document Period End Date	Nov. 12, 2019
Entity Registrant Name	TECH DATA CORPORATION
Entity Incorporation, State or Country Code	FL
Entity File Number	0-14625
Entity Tax Identification Number	59-1578329
Entity Address, Address Line One	5350 Tech Data Drive
Entity Address, City or Town	Clearwater
Entity Address, Postal Zip Code	33760
City Area Code	727
Local Phone Number	539-7429
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $.0015 per share
Trading Symbol	TECD
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment No. 1”) is being filed by Tech Data Corporation to amend the Current Report on Form 8-K filed on November 13, 2019 (the “Original Report”), solely to correct three typographical errors found in Item 1.01 of the Original Report. This Amendment No.1 corrects the reference to (i) “fiscal year 2019” found in Item 1.01 of the Original Report to “fiscal year 2020”, (ii) “fiscal year 2018” found in Item 1.01 of the Original Report to “fiscal year 2019” and (iii) “fiscal year 2017” found in Item 1.01 of the Original Report to “fiscal year 2018”, which, in each case, conform to the Merger Agreement (as defined in the Original Report) filed as Exhibit 2.1 to the Original Report. Except as provided herein, the disclosures made in the Original Report remain unchanged.